Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans	¥ 729,464	¥ 29,309
Allowance for loan losses	(47,670)	(1,084)	¥ (5,912)
Loans receivable, net	¥ 681,794	¥ 28,225